Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

On November 4, 2016, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment of Certificate of Incorporation of the Company, to effect a one-for-15 reverse stock split of its shares of common stock (“Reverse Split”), effective following the close of trading on the NASDAQ Capital Market on November 4, 2016, which decreased the number of shares of its common stock issued and outstanding from approximately 11.1 million shares to approximately 740,000 shares. The Company’s authorized shares of common stock will not be affected by the Reverse Split.